Gain on Asset Disposal (Tables)	12 Months Ended
Dec. 31, 2013
Gain (Loss) On Disposition Of Assets [Abstract]
Schedule of Major Components of Reported Gain on Sale
The following represents the major components of the reported gain on sale:

Net Sales Price	$8,345,793
Less:
Professional Fees on Sale of Assets	(825,596)
Accounts Receivable Sold	(299,599)
Inventories Sold	(1,135,042)
Tooling & Equipment Sold	(120,832)
Patents and Trademarks Sold	(113,117)
Federal Income Tax	(19,800)
Sales Taxes on Asset Sale	(14,000)

Net Gain on Sale of Asset	$5,817,807